Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements [Abstract]
Accumulated other comprehensive loss

19 – Accumulated other comprehensive loss

The components of Accumulated other comprehensive loss are as follows:

In millions	December 31,	2011	2010

Foreign exchange loss		$(769)	$(796)
Pension and other postretirement benefit plans		(2,076)	(920)
Derivative instruments (Note 18)		6	7
Accumulated other comprehensive loss		$(2,839)	$(1,709)

The components of Other comprehensive loss and the related tax effects are as follows:

In millions	Year ended December 31,	2011	2010	2009
Accumulated other comprehensive loss - Balance at January 1		$(1,709)	$(948)	$(155)
Other comprehensive income (loss):
	Foreign exchange gain (loss) (net of income tax (expense) recovery of
	$19, $(53) and $(131), for 2011, 2010 and 2009, respectively)	27	(68)	(153)
	Pension and other postretirement benefit plans (net of income tax (expense) recovery of
	$401, $241 and $223, for 2011, 2010 and 2009, respectively)	(1,156)	(692)	(640)
	Derivative instruments (net of income tax recovery of
	$1, nil and nil for 2011, 2010 and 2009, respectively)	(1)	(1)	-

Other comprehensive loss		(1,130)	(761)	(793)
Accumulated other comprehensive loss - Balance at December 31		$(2,839)	$(1,709)	$(948)